INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 879,800	$ 791,000	$ 782,300
Oil & Gas properties	1,871,100	1,857,700	1,817,700
Asset retirement obligation	154,500	134,800	117,800
Deferred tax asset	2,905,400	2,783,500	2,717,800
Less valuation allowance	(2,905,400)	(2,783,500)	(2,717,800)
Deferred tax asset recognized	$ 0	$ 0	$ 0